Schedule of Financial liabilities carried at fair value (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Warrants Schedule Of Financial Liabilities Carried At Fair Value 1	$ 1,157,954
Warrants Schedule Of Financial Liabilities Carried At Fair Value 2	$ 1,157,954